Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 679,948	₩ 614,500
Deferred income tax liabilities	(919,996)	(994,330)
Net deferred tax assets	679,948	614,500
Net deferred tax liabilities	919,996	994,330
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,393,802	2,228,333
Deferred income tax liabilities	(2,633,850)	(2,608,163)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	417,425	404,234
Deferred income tax liabilities	(748,888)	(491,817)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,976,377	1,824,099
Deferred income tax liabilities	₩ (1,884,962)	₩ (2,116,346)